Intangible Assets, Net - Schedule of Future Amortization Expense for Intangible Assets (Details)	Jun. 30, 2025 USD ($)
Schedule of Future Amortization Expense for Intangible Assets [Abstract]
2026	$ 131,459
2027	130,595
2028	129,730
2029	129,730
2030	129,730
Thereafter	5,513,537
Total	$ 6,164,781